RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2020
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019
Salaries and consulting fees	$2,953	$2,521
Share-based compensation	2,750	5,155
Total key management compensation	$5,703	$7,676